Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Summary of cash and cash equivalents

	Gross amounts	Gross amounts
	2023	2022
	£m	£m
Cash at bank and in hand	1,080	1,713
Money market funds	153	236
Short-term bank deposits	329	221
Cash and cash equivalents in the Consolidated Balance Sheet	1,562	2,170
Bank overdraft	(730)	(1,291)
Cash and cash equivalents in the Consolidated Cash Flow Statement	832	879